[THE AMERICAN FUNDS GROUP(R)]

THE INCOME FUND OF AMERICA

Semi-Annual Report
for the Six Months Ended
January 31, 1999

[cover caricature: construction of building in the shape of "IFA," floor by floor]

THE INCOME FUND OF AMERICA(R) SEEKS CURRENT INCOME WHILE SECONDARILY STRIVING FOR CAPITAL GROWTH THROUGH INVESTMENTS IN STOCKS AND FIXED-INCOME SECURITIES.

A LOOK AT IFA'S DIVIDEND RATE

Compared with the average of equity-income funds and Standard & Poor's 500 Stock Composite Index.

Annual Dividend Rate (percent)
[begin line graph]

               The Income Fund           Average of equity-

Date           of America                income funds             S&P 500

1/31/94        5.56                      2.81                     2.64

7/31/94        6.06                      2.91                     2.80

1/31/95        6.14                      3.03                     2.81

7/31/95        5.55                      2.78                     2.41

1/31/96        5.07                      2.48                     2.18

7/31/96        5.19                      2.44                     2.28

1/31/97        5.09                      2.09                     1.89

7/31/97        4.74                      1.81                     1.61

1/31/98        4.27                      1.73                     1.58

7/31/98        4.32                      1.64                     1.43

1/31/99        4.79                      1.54                     1.21


[end graph]

ALL NUMBERS CALCULATED BY LIPPER, INC.

The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing by the month-end net asset value adjusted for capital gains.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

FELLOW SHAREHOLDERS:

The first half of The Income Fund of America's 1999 fiscal year proved to be a particularly difficult period for funds that invest in high-yield stocks and bonds. Many stocks and bonds did quite well, but those that IFA tends to emphasize did not. For the six months ended January 31, 1999, your fund had a total return of just 3.4% with dividends and capital gains reinvested. The average equity-income fund did only slightly better, gaining 4.6% according to Lipper, Inc., a mutual fund tracking service.

We are pleased to report, however, that IFA again met its primary objective of providing above-average current income to shareholders despite a volatile six months marked by record low dividend yields on stocks and fluctuations in bond returns. IFA paid regular dividends of 20 cents a share in September and December 1998, plus a special dividend of 8 cents a share in December.

As of January 31, 1999, IFA's annualized dividend rate of 4.8% was more than three times the 1.5% average dividend rate of the 229 equity-income funds tracked by Lipper, Inc. It was also more than three times the annualized 1.3% yield of the unmanaged Standard & Poor's 500 Composite Index, a widely used gauge of stock market activity; this yield is an all-time low in 73 years of S&P recordkeeping.

IFA paid a larger-than-usual capital gain distribution of $1.19 a share, or 6.9% of the fund's net asset value, in December. This resulted, in part, from the sale of stocks that had appreciated to such an extent that their yields were no longer in line with the fund's income objectives.

FUND EMPHASIZES INCOME

As investors have learned over the years, IFA's emphasis on income has helped the fund during market declines but sometimes has caused it to lag rapidly rising markets. For the past six months, IFA and other equity-income funds produced total returns that were well below the S&P 500's total return of 15.0%. The S&P is increasingly dominated by a small group of technology-related and global consumer products companies that pay very small dividends or none at all and therefore do not meet IFA's yield objectives. Moreover, many have been bid up to unusually high valuations.

In the past six months, such high-growth companies represented more than a third of the S&P 500 and rose almost 40% on average. Stocks yielding at least 3% represented only 8% of the S&P 500 and delivered a much lower return. In some cases, high-yielding equities such as energy and insurance stocks actually declined in price.

The bond market was also volatile during the recent period. U.S. Treasury securities provided the best returns of the fund's fixed-income investments. Treasuries benefited from lower inflation and investors' perception of them as a safe haven from global turmoil. Federal agency obligations and mortgage-backed securities rose modestly in price, but many higher yielding corporate bonds declined, reflecting global economic uncertainties. High-yield bonds are an important part of the fund's overall strategy to provide income to shareholders.

A LOOK AT THE PAST SIX MONTHS

It's worth taking a more detailed look at the recent volatile period to better understand how IFA fared in this unusual market. August was an especially bad month for stocks and high-yield corporate bonds. Many investors fled to the relative safety of U.S. Treasury bonds in response to the default in Russia, the near collapse of the U.S. hedge fund Long Term Capital Management and the financial downturn in Asia. In August, the S&P 500 dropped 14.6%, and the average Lipper equity-income fund fell 12.3%. In contrast, IFA's 7.2% decline during the month again demonstrated its historical resistance to stock market downturns. We believe that IFA's emphasis on securities with above-average yields provided a cushion during this down period.

In September, the equity market rebounded strongly and kept rising over the next four months. Three interest-rate cuts by the U.S. Federal Reserve and coordinated interest-rate cuts by European central banks eased investors' fears of a global recession and added liquidity to the markets. IFA showed gains as well for most of the period, but they were much more modest than those recorded by the S&P 500.

TELECOMMUNICATIONS, PHARMACEUTICALS, CONVERTIBLES SHINE

Telecommunications and pharmaceutical companies were among the industries that helped the fund's investment results. Strong earnings growth driven by new product development, growth in cellular services, mergers and cost cutting helped boost the prices of telecommunications companies. Significant contributors included AT&T (up 49.7% in price), Ameritech (+32.4%) and Bell Atlantic (+32.2%).

Share prices of pharmaceutical companies benefited from new drug announcements as well as investors' perceptions of these companies as being able to generate growing revenues and profits regardless of the global economic environment. Eli Lilly rose 39.3% in price and Pharmacia & Upjohn increased 21.4%.

Convertible securities also helped the fund in the recent period. Convertible bonds and convertible preferred stocks provide regular income streams, and can be converted into common stocks, allowing potential for appreciation. They often provide IFA with participation in faster growing areas we could not invest in otherwise. For example, during the period, Houston Industries 7% convertible preferred (exchangeable into shares of Time Warner) rose 35.9% and MediaOne 6.25% convertible preferred increased 41.2%.

ENERGY, INSURANCE, CHEMICALS HURT RESULTS

Energy companies, the fund's third-largest industry holding, continued to deliver poor returns. World oil prices have dropped more than 40% over the past year in the wake of the Asian economic crisis and the consequent reduction in demand. But some analysts believe that a recovery in Asian oil demand and falling oil supply due to lower energy company expenditures will lead to higher oil prices early in the year 2000. Energy companies negatively impacting the fund's results include Atlantic Richfield (-15.3%), Phillips Petroleum (-12.6%) and Texaco (-22.1%).

Electric and gas utilities contributed importantly to income and provided price stability during the summer downdraft in the market, but they ended the period by declining in the month of January. Representing 7.5% of the fund's assets, this group had a meaningful dampening effect on total return. Other disappointing industries included insurance and a variety of industrial companies, such as chemical firms, whose earnings are closely tied to the business cycle.

As of January 31, IFA had 56.8% invested in equities, 28.4% in bonds and 14.8% in cash.

THE FUND'S 25TH ANNIVERSARY WITH CAPITAL RESEARCH

December marked the 25th year that The Income Fund of America has been managed by Capital Research and Management Company. Over the years, we have found that disciplined, well-researched investments that meet our income-producing standards have also provided capital growth while reducing price fluctuations in down markets. We believe that our approach should continue to yield successful long-term investment results. We look forward to reporting to you again in the autumn.

Cordially,

/s/Walter P. Stern       /s/Janet A. McKinley
Walter P. Stern          Janet A. McKinley
Chairman of the Board    President

March 11, 1999

The Income Fund of America

RESULTS AT A GLANCE/1/ for periods ended January 31, 1999

                                  Six Months      One Year      10 Years      Lifetime/2/      Average Annual
                                                                                               Compound Return
                                                                                               Over Lifetime

THE INCOME FUND OF AMERICA        +3.4%           +8.6%         +248.0%       +2,593.9%        +14.0%

Standard & Poor's 500             +15.0           +32.4         +460.9        +3,342.7         +15.1
Stock Composite Index

Salomon Smith Barney Long-        +3.8            +8.5          +217.4        -                -
Term High-Yield Bond
Index/3/

Lehman Brothers Aggregate         +5.1            +8.1          +140.7        +845.7           +9.3
Bond Index/4/

Average Savings Institution/5/    +2.1            +4.2          +59.8         +391.0           +6.5

Consumer Price Index              +0.7            +1.7          +35.7         +258.0           +5.2
(inflation)/6/


/1/Distributions reinvested or interest compounded.
/2/Since December 1, 1973, when Capital Research and Management Company became IFA's investment adviser.
/3/The Salomon Smith Barney Long-Term High-Yield Bond Index tracks high-yield bonds with a maturity of more than 10 years.
/4/From December 1, 1973, through December 31, 1975, the Lehman Brothers Government/Corporate Bond Index was used because the Lehman Brothers Aggregate Bond Index did not yet exist. The Lehman Brothers Aggregate Bond Index is a broad index that tracks fixed-rate, publicly placed debt issues.
/5/Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board that reflect all kinds of savings deposits, including longer term certificates.
/6/Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended December 31, 1998 (the most recent calendar quarter), assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods:

10 Years                    Five Years               One Year

+244.62%                    +82.74%                  +3.19%

(+13.17% annually)          (+12.82% annually)




Sales charges are lower for accounts of $50,000 or more. The fund's 30-day yield as of February 28, 1999, calculated in accordance with the Securities and Exchange Commission formula, was 4.74%.

Asset Mix Comparison
  (Unaudited for January 31, 1999)

January 31, 1999                                     July 31, 1999

                                        Percent of                                     Percent of
Investment Portfolio                    Net Assets   Investment Portfolio              Net Assets
----------------------                  -------      -----------------------           -------
U.S. Equity Securities +                46.0%        U.S. Equity Securities ++         48.9%
Non-U.S. Equity Securities              10.8         Non-U.S. Equity Securities        10.6
Government Bonds                        8.0          Government Bonds                  7.4
Other Fixed-Income Securities           20.4         Other Fixed-Income Securities     19.8
Cash & Equivalents                      14.8         Cash & Equivalents                13.3

+ Also includes 0.1% in Canadian                     ++ Also includes 0.2% in
  equities that are part of the                        Canadian equities that are
  S&P 500.                                             part of the S&P 500.

-----------------------                 -------      -----------------------           -------
Ten Largest Industries                  Percent of   Ten Largest Industries            Percent of
in Equity Holdings                      Net Assets   in Equity Holdings                Net Assets
-----------------------                 -------      -----------------------           -------
Banking                                 8.9%         Energy Sources                    8.7%
Utilities: Electric & Gas               7.5          Utilities: Electric & Gas         8.1
Energy Sources                          5.9          Banking                           8.0
Telecommunications                      5.6          Telecommunications                6.3
Insurance                               3.2          Insurance                         3.9
Forest Products & Paper                 3.0          Automobiles                       3.4
Beverages & Tobacco                     2.4          Health & Personal Care            2.5
Health & Personal Care                  2.3          Merchandising                     2.2
Real Estate                             2.0          Beverages & Tobacco               1.9
Broadcasting & Publishing               1.8          Forest Products & Paper           1.7

-----------------------                 -------      -----------------------           -------
                                        Percent of                                     Percent of
Ten Largest Equity Holdings             Net Assets   Ten Largest Equity Holdings       Net Assets
-----------------------                 -------      -----------------------           -------
First Union                             2.2%         First Union                       2.5%
U S WEST                                1.8          Atlantic Richfield                2.1
Atlantic Richfield                      1.7          Chrysler                          1.9
J.C. Penney                             1.2          U S WEST                          1.6
Phillips Petroleum                      1.2          J.C. Penney                       1.6
Weyerhauser                             1.1          Texaco                            1.5
General Motors                          1.1          AT&T                              1.4
Philip Morris                           1.0          Ford Motor                        1.3
Glaxo Wellcome                          0.9          Phillips Petroleum                1.2
BankAmerica                             0.9          Amoco                             1.0

The Income Fund of America, Inc.
Investment Portfolio, January 31, 1999 (unaudited)
                                                                         Shares or    Market  Percent
                                                                         Principal     Value  of Net
Equity Securities                                                           Amount     (000)  Assets
------------------------------------------------------------------------- --------   -------- ------

Banking  -  8.92%
First Union Corp.                                                         9,554,100 $  502,785 2.22%
BankAmerica Corp.                                                         3,094,500    206,945   .91
J.P. Morgan & Co. Inc.                                                    1,760,100    185,691   .82
Bankers Trust Corp. (formerly Bankers Trust New York Corp.)               2,005,200    174,452   .77
National Bank of Canada                                                   8,500,000    132,047
NB Capital Corp. 8.35% exchangeable depositary shares                       520,000     13,552   .64
Commonwealth Bank of Australia                                            8,475,373    127,467   .56
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (1)         126,000,00    116,404   .52
Westpac Banking Corp.                                                    15,204,991    105,153   .46
BancWest Corp. (formerly First Hawaiian Bank)                             1,900,000     85,262   .38
BANK ONE CORP. (formerly Banc One Corp.)                                  1,140,700     59,744   .26
KeyCorp                                                                   1,800,000     57,375   .25
Keystone Financial, Inc.                                                  1,550,000     54,831   .24
Bank of Nova Scotia                                                       2,400,000     51,673   .23
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred 52,250,000     42,584   .19
Bank of New York Co., Inc.                                                1,000,000     35,500   .16
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1)     50,000,000     34,598   .15
First Security Corp.                                                        749,000     15,261   .07
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (110,000,000      7,935   .04
Chase Manhattan Corp.                                                        87,400      6,724   .03
Banco Nacional de Mexico, SA 11.00% exchangeable notes 2003 (1)          $4,175,000      3,591   .02
                                                                                     -------- ------
                                                                                     2,019,574  8.92
                                                                                     -------- ------

Utilities - Electric & Gas  -  7.54%
KeySpan Energy Corp. (formerly MarketSpan Corp.)                          5,780,000    156,421   .69
Florida Progress Corp.                                                    3,685,000    153,388   .68
Wisconsin Energy Corp.                                                    4,880,000    126,880   .56
DTE Energy Co.                                                            3,000,000    121,500   .54
Consolidated Edison, Inc.                                                 2,300,000    113,706   .50
PECO Energy Co.                                                           2,300,000     87,831   .39
SCANA Corp.                                                               2,315,000     64,097   .28
MCN Energy Group Inc.                                                     3,550,000     63,012   .28
Carolina Power & Light Co.                                                1,500,000     62,438   .27
BEC Energy                                                                1,600,000     61,200   .27
Entergy Corp.                                                             2,000,000     58,875   .26
Peoples Energy Corp.                                                      1,700,000     58,650   .26
Equitable Resources, Inc.                                                 1,850,000     48,216   .21
Ameren Corp.                                                              1,200,000     47,100   .21
Southern Co.                                                              1,500,000     40,406   .18
CINergy Corp.                                                             1,225,000     38,358   .17
Sempra Energy                                                             1,600,000     36,800   .16
National Power PLC                                                        4,580,000     35,998   .16
GPU, Inc.                                                                   840,400     35,822   .16
DQE, Inc.                                                                   800,000     31,550   .14
New Jersey Resources Corp.                                                  750,000     27,281   .12
Consolidated Natural Gas Co.                                                530,000     27,196   .12
AGL Resources Inc.                                                        1,240,000     24,955   .11
OGE Energy Corp.                                                            950,000     24,047   .11
Puget Sound Energy, Inc.                                                    900,000     22,669   .10
TECO Energy, Inc.                                                           934,300     21,722   .09
Scottish Power PLC                                                        2,000,000     21,113   .09
DPL Inc.                                                                  1,034,100     19,583   .09
Scottish and Southern Energy PLC (formerly Southern Electric PLC)         2,000,000     19,495   .09
South Jersey Industries, Inc.                                               500,000     12,813   .06
El Paso Energy Corp. (formerly El Paso Natural Gas Co.)                     380,000     12,540   .05
Citizens Utilities Trust 5.00% EPPICS convertible preferred 2036            250,000     10,125   .04
Western Resources, Inc.                                                     275,000      8,645   .04
WICOR, Inc.                                                                 366,400      7,351   .03
MDU Resources Group, Inc.                                                   300,000      6,900   .03
                                                                                     -------- ------
                                                                                     1,708,683  7.54
                                                                                     -------- ------

Energy Sources  -  5.90%
Atlantic Richfield Co.                                                    6,800,000    390,150  1.72
Phillips Petroleum Co.                                                    6,803,500    262,785  1.16
Sunoco, Inc. (formerly Sun Co., Inc.)                                     3,932,000    138,111   .61
USX-Marathon Group                                                        4,000,000     91,000   .40
Texaco Inc.                                                               1,800,000     85,275   .38
Ultramar Diamond Shamrock Corp.                                           3,348,500     73,667   .32
Exxon Corp.                                                               1,000,000     70,438   .31
Unocal Capital Trust $3.125 convertible preferred                         1,040,000     49,985   .22
Occidental Petroleum Corp.                                                3,250,000     48,953   .22
Mobil Corp.                                                                 500,000     43,844   .19
BP Amoco PLC (ADS) (formerly Amoco Corp.)                                   525,000     42,591   .19
Ashland Inc.                                                                570,000     27,075   .12
CalEnergy Capital Trust II 6.25% convertible preferred 2012                 270,000     13,095   .06
                                                                                     -------- ------
                                                                                     1,336,969  5.90
                                                                                     -------- ------

Telecommunications  -  5.59%
U S WEST, Inc.                                                            6,450,000    397,884  1.76
AT&T Corp.                                                                2,250,000    204,187   .90
Ameritech Corp.                                                           3,130,000    203,841   .90
MediaOne Group, Inc. 6.25% PIES convertible preferred 2001                1,920,000    157,920   .70
Bell Atlantic Corp.                                                       2,000,000    120,000   .53
Telecom Italia SpA, nonconvertible savings shares                         5,353,000     36,391   .16
NTL Inc. 7.00% convertible debentures 2008 (1)                           $15,000,00     33,000   .15
Telecom Corp. of New Zealand Ltd.                                         9,647,600     25,126   .11
France Telecom, SA                                                          260,000     24,475   .11
SBC Communications Inc. 7.75% DECS exchangeable notes 2001                  463,000     20,951   .09
Koninklijke PTT Nederland NV                                                334,024     18,490   .08
Deutsche Telekom AG                                                         209,400      9,511   .04
Nextel Communications, Inc., Class A (2)                                    111,547      3,569
Nextel Communications, Inc. warrants, expire 1999 (2)(3)                     51,912        182   .02
Cellular Communications International, Inc. (2)                              41,380      3,308   .01
COLT Telecom Group PLC warrants, expire 2006 (1)(2)                           5,000      2,500   .01
Comunicacion Celular SA, Class B, warrants, expire 2003 (1)(2)               31,000      2,325   .01
Omnipoint Corp. (1)(3)                                                       92,761      1,322   .01
Loral Space & Communications Ltd. (formerly Orion Network Systems, Inc.)     61,000        789   .00
 warrants, expire 2007 (2)
Allegiance Telecom, Inc. warrants, expire 2008 (1)(2)                        20,000        400   .00
Iridium World Communications Ltd. warrants, expire 2005 (1)(2)                4,000        380   .00
ICG Holdings, Inc. warrants, expire 2005 (1)(2)                              19,800        317   .00
Conecel Holdings Ltd., Class B, warrants, expire 2000 (1)(2)(3)              76,825        115   .00
CellNet Data Systems, Inc. warrants, expire 2007 (1)(2)                      15,450         93   .00
McCaw International, Ltd. warrants, expire 2007 (1)(2)                       31,500         79   .00
                                                                                     -------- ------
                                                                                     1,267,155  5.59
                                                                                     -------- ------

Insurance  -  3.15%
American General Corp.                                                    2,014,200    143,638   .63
St. Paul Companies, Inc.                                                  4,260,000    125,138
St. Paul Capital LLC 6.00% MIPS convertible preferred                       190,000     11,020   .60
Italy (Republic of) 5.00% PENs 2001 (exchangeable into INA SpA)          $65,000,00    114,400   .51
Ohio Casualty Corp. (4)                                                   2,280,000     90,630   .40
Aetna Inc., Class C, 6.25% convertible preferred                          1,000,000     80,125   .35
SAFECO Corp.                                                              1,800,000     69,975   .31
Lincoln National Corp.                                                      570,000     47,488   .21
Mutual Risk Management Ltd. 0% convertible debentures 2015               $22,000,00     17,490   .08
PMI Group, Inc.                                                             303,000     12,991   .06
                                                                                     -------- ------
                                                                                       712,895  3.15
                                                                                     -------- ------

Forest Products & Paper  -  2.97%
Weyerhaeuser Co.                                                          4,672,900    252,921  1.12
Union Camp Corp.                                                          2,500,000    154,219   .68
UPM-Kymmene Corp.                                                         3,500,000     91,408   .40
Stora Enso Oyj, Class R                                                   6,159,169     55,390
Stora Enso Oyj, Class A                                                     345,942      2,969   .26
Georgia-Pacific Corp., Timber Group                                       2,500,000     56,250   .25
Potlatch Corp.                                                            1,200,000     41,475   .18
APP Finance (VI) Mauritius Ltd. 0% convertible preferred 2012            $144,000,0     17,640   .08
                                                                                     -------- ------
                                                                                       672,272  2.97
                                                                                     -------- ------

Beverages & Tobacco  -  2.38%
Philip Morris Companies Inc.                                              4,900,000    230,300  1.02
RJR Nabisco Holdings Corp.                                                4,000,000    108,000   .48
Southcorp Ltd.                                                           24,795,316     83,400   .37
Imperial Tobacco Ltd.                                                     4,000,000     45,975   .20
UST Inc.                                                                  1,400,000     44,100   .19
Gallaher Group PLC                                                        3,800,000     26,989   .12
                                                                                     -------- ------
                                                                                       538,764  2.38
                                                                                     -------- ------

Health & Personal Care -  2.31%
Glaxo Wellcome PLC                                                        6,270,000    209,700   .92
Bristol-Myers Squibb Co.                                                    815,000    104,473   .46
Pharmacia & Upjohn, Inc.                                                  1,300,000     74,750   .33
Eli Lilly and Co.                                                           600,000     56,212   .25
American Home Products Corp.                                                800,000     46,950   .21
Sepracor Inc. 6.25% convertible subordinated debentures 2005 (1)         $7,350,000     18,596
Sepracor Inc. 7.00% convertible subordinated debentures 2005 (1)         $7,000,000      8,085   .12
Glycomed Inc. 7.50% convertible debentures 2003                          $5,000,000      4,075   .02
                                                                                     -------- ------
                                                                                       522,841  2.31
                                                                                     -------- ------

Real Estate  -  1.97%
Boston Properties, Inc.                                                   2,634,600     85,625   .38
Equity Residential Properties Trust                                       1,458,000     59,322
Equity Residential Properties Trust, Series G, 7.25% convertible preferre   600,000     13,350   .32
Spieker Properties, Inc.                                                  1,600,000     54,400   .24
Meditrust Corp.                                                           2,027,900     31,813   .14
ProLogis Trust, Series D, 7.92% preferred                                 1,080,000     26,325   .12
Amoy Properties Ltd.                                                     35,000,000     22,474   .10
Weingarten Realty Investors                                                 485,000     19,097   .09
CenterPoint Properties Corp.                                                580,000     18,923   .08
AMB Property Corp.                                                          675,000     14,934   .07
Hysan Development Co. Ltd.                                               12,561,000     14,510
Hysan Development Co. Ltd. warrants, expire 1999 (2)                      1,256,100          6   .06
Glenborough Realty Trust Inc., Series A, 7.75% convertible preferred        800,000     14,400   .06
Duke Realty Investments, Inc., Series B, 7.99% preferred cumulative step-   300,000     14,241   .06
 premium rate
Simon DeBartolo Group, Inc., Series C, 7.89% preferred cumulative step-up   300,000     13,978   .06
 premium rate
Sun Hung Kai Properties Ltd.                                              2,000,000     13,165   .06
Archstone Communities Trust                                                 564,000     11,033   .05
IAC Capital Trust, Series A, 8.25% TOPRS preferred                          300,000      7,275   .03
CarrAmerica Realty Corp., Series B, 8.57% cumulative redeemable preferred   280,000      6,352   .03
New Plan Realty Trust, Series D, 7.80% preferred cumulative step-up         112,500      5,302   .02
 premium rate
                                                                                     -------- ------
                                                                                       446,525  1.97
                                                                                     -------- ------

Broacasting & Publishing  -  1.80%
Houston Industries Inc. 7.00% ACES convertible preferred 2000             1,780,000    189,347   .84
NTL Inc. 7.00% convertible subordinated notes 2008 (1)                   $50,000,00     76,750
NTL Inc. warrants, expire 2008 (1)(2)(3)                                     25,650      1,495   .34
CSC Holdings, Inc., Series I, $2.125 cumulative convertible exchangeable    760,000     77,235   .34
 preferred
Tele-Communications International 4.50% convertible debentures 2006      $34,000,00     38,760   .17
MediaOne Group, Inc., Series D, 4.50% convertible preferred                 225,000     24,975   .11
                                                                                     -------- ------
                                                                                       408,562  1.80
                                                                                     -------- ------

Automobiles  -  1.72%
General Motors Corp.                                                      2,700,000    242,325  1.07
DaimlerChrysler AG (formerly Chrysler Corp.) (New York Registered Shares)   838,607     86,848   .38
Ford Motor Co.                                                            1,000,000     61,438   .27
                                                                                     -------- ------
                                                                                       390,611  1.72
                                                                                     -------- ------

Merchandising  -  1.71%
J.C. Penney Co., Inc.                                                     6,880,000    269,610  1.19
Coles Myer Ltd.                                                          17,400,700     95,395   .42
PETsMart, Inc. 6.75% convertible subordinated notes 2004                 $17,500,00     21,263   .10
                                                                                     -------- ------
                                                                                       386,268  1.71
                                                                                     -------- ------

Chemicals  -  1.54%
Dow Chemical Co.                                                          1,200,000    105,675   .47
Imperial Chemical Industries PLC (ADR)                                    2,775,000     99,727   .44
International Flavors & Fragrances Inc.                                   1,800,000     78,525   .35
DSM NV                                                                      400,000     35,132   .16
Witco Corp.                                                               1,981,600     30,467   .12
                                                                                     -------- ------
                                                                                       349,526  1.54
                                                                                     -------- ------

Business & Public Services  -  1.01%
Cendant Corp. 7.50% PRIDES convertible preferred                          1,425,000     54,239   .24
United Utilities PLC                                                      2,521,463     32,546   .14
Alexander & Baldwin, Inc.                                                 1,375,000     27,801   .12
Budget Group, Inc. 6.25% TIDES convertible preferred 2005                   600,000     22,800   .10
Hyder PLC                                                                 1,425,000     19,143   .08
Thames Water PLC                                                          1,000,000     17,512   .08
Omnicom Group Inc. 4.25% convertible debentures 2007 (1)                 $7,500,000     15,469   .07
TNT Post Groep                                                              330,000     11,448   .05
Browning-Ferris Industries, Inc.                                            405,000     11,137   .05
IKON Office Solutions, Inc.                                                 499,440      7,991   .04
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative    50,000      4,080   .02
 step-up premium rate
Integrated Health Services, Inc. (2)                                        280,001      3,920   .02
                                                                                     -------- ------
                                                                                       228,086  1.01
                                                                                     -------- ------

Financial Services  -  0.94%
Household International, Inc.                                             2,453,280    107,791   .48
Bell Atlantic Financial Services, Inc., 4.25% convertible debentures 2005$63,000,00     72,608   .32
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (1)       32,500,000     31,317   .14
                                                                                     -------- ------
                                                                                       211,716   .94
                                                                                     -------- ------

Electronic Components & Instruments  -  0.89%
Micron Technology, Inc. 7.00% convertible subordinated notes 2004        $50,000,00     64,000   .28
Advanced Micro Devices, Inc. 6.00% convertible subordinated notes 2005   $40,000,00     36,000   .16
Western Digital Corp. 0% convertible subordinated debentures 2018 (1)    $112,500,0     33,890   .15
EMC Corp. 3.25% convertible subordinated notes 2002                      $7,000,000     33,880   .15
National Semiconductor Corp. 6.50% convertible debentures 2002           $15,000,00     13,116   .06
Thermo Instrument Systems Inc. 4.00% convertible subordinated debentures $10,000,00      8,338   .04
Quantum Corp. 7.00% convertible subordinated notes 2004                  $7,000,000      6,895   .03
Maxtor Corp. 5.75% convertible debentures 2012                           $7,500,000      4,500   .02
                                                                                     -------- ------
                                                                                       200,619   .89
                                                                                     -------- ------

Industrial Components  -  0.78%
Federal-Mogul Corp. 7.00% convertible preferred 2027                      1,000,000     66,375   .29
Dana Corp.                                                                1,400,000     57,575   .25
Tomkins PLC                                                               6,750,000     24,418   .11
Tower Auto Capital Trust 6.75% convertible preferred 2018 (1)               450,000     23,175   .10
BTI Capital Trust 6.50% convertible preferred 2027 (1)                      500,000      6,000   .03
                                                                                     -------- ------
                                                                                       177,543   .78
                                                                                     -------- ------

Food & Household Products  -  0.70%
General Mills, Inc.                                                       1,885,000    158,222   .70
                                                                                     -------- ------

Recreation & Other Consumer Products  -  0.56%
EMI Group PLC                                                            13,546,600     90,212   .40
Jostens, Inc.                                                             1,580,000     36,834   .16
V2 Music Holdings warrants, expire 2008 (1)(2)                               14,750          0   .00
                                                                                     -------- ------
                                                                                       127,046   .56
                                                                                     -------- ------

Miscellaneous Materials & Commodities  -  0.45%
English China Clays PLC (4)                                              18,224,000     72,218   .32
Crown Cork & Seal Co., Inc. 4.50% convertible preferred 2000              1,005,000     30,401   .13
                                                                                     -------- ------
                                                                                       102,619   .45
                                                                                     -------- ------

Metals: Nonferrous  -  0.40%
Phelps Dodge Corp.                                                          750,000     32,578   .15
Freeport-McMoRan Copper & Gold Inc., Series A, $1.75 convertible preferre 1,400,000     22,225
Freeport-McMoRan Copper & Gold Inc., Class B                                300,000      2,962   .11
Cyprus Amax Minerals Co., Series A, $4.00 convertible preferred             465,000     16,624   .07
Inco Ltd. 5.75% convertible debentures 2004                              $17,250,00     15,180   .07
                                                                                     -------- ------
                                                                                        89,569   .40
                                                                                     -------- ------
Building Materials & Components  -  0.32%
Wolseley PLC                                                              9,000,000     57,863   .25
TXI Capital Trust I 5.50% convertible preferred 2028                        450,000     15,272   .07
                                                                                     -------- ------
                                                                                        73,135   .32
                                                                                     -------- ------

Leisure & Tourism  -  0.30%
Premier Parks Inc. 7.50% PIES convertible preferred 2001                    450,000     27,000   .12
Host Marriott Financial Trust 6.75% QUIPS convertible preferred 2026        600,000     23,700   .11
AMF Bowling, Inc. 0% convertible debentures 2018 (1)                     $90,000,00     11,250   .05
Royal Caribbean Cruises Ltd., Series A, 7.25% convertible preferred          45,000      5,529   .02
                                                                                     -------- ------
                                                                                        67,479   .30
                                                                                     -------- ------

Machinery & Engineering  -  0.24%
Ingersoll-Rand Co. 6.75% PRIDES convertible preferred                     1,400,000     34,475   .15
Thermo Electron Corp. 4.25% convertible subordinated debentures 2003 (1) $23,000,00     20,815   .09
                                                                                     -------- ------
                                                                                        55,290   .24
                                                                                     -------- ------

Transportation: Rail & Road  -  0.22%
Union Pacific Capital Trust 6.25% TIDES convertible preferred (1)           976,200     48,810   .22
                                                                                     -------- ------

Transportation:  Airlines  -  0.17%
Qantas Airways Ltd.                                                      17,764,112     38,642   .17
                                                                                     -------- ------

Appliances & Household Durables  -  0.16%
Newell Financial Trust 5.25% QUIPS convertible preferred 2027               668,000     35,279   .16
Protection One Alarm Monitoring, Inc. warrants, expire 2005 (1)(2)           57,600        403   .00
                                                                                     -------- ------
                                                                                        35,682   .16
                                                                                     -------- ------

Other Industries  -  0.32%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual            920,000     16,100
 capital securities (1)
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetu   400,000      7,200   .10
 capital securities (1)
Diamond Offshore Drilling, Inc. 3.75% convertible debentures 2007        $18,700,00     17,391   .08
Courtaulds Textiles PLC                                                   4,500,000      9,989   .05
Bethlehem Steel Corp. $3.50 convertible preferred                           250,000      9,531   .04
Wang Laboratories, Inc., Series B, 6.50% convertible preferred              170,000      8,160   .03
 depositary shares (1)
Daewoo Corp. 0.50% Eurodollar convertible debentures 2007 (1)            $5,000,000      3,750   .02
                                                                                     -------- ------
                                                                                        72,121   .32
                                                                                     -------- ------

Miscellaneous - 1.86%
Other equity securities in initial period of acquisition                               421,872  1.86
                                                                                     -------- ------

                                                                                     -------- ------
TOTAL EQUITY SECURITIES (cost: $10,385,041,000)                                     12,869,096 56.82
                                                                                     -------- ------

                                                                         Shares or    Market  Percent
                                                                         Principal     Value  of Net
Bonds & Notes                                                               Amount     (000)  Assets
------------------------------------------------------------------------- --------   -------- ------

Broadcasting, Advertising & Publishing - 3.37%
Time Warner Inc.:
 Pass-Through Asset Trust 1997-2, 4.90% 1999 (1)(5)                        $ 10,000   $  9,981
 7.75% 2005                                                                   9,500     10,542
 8.18% 2007                                                                  20,000     23,231
 9.125% 2013                                                                  5,000      6,404
 7.25% 2017                                                                  39,500     43,396   .41
Chancellor Media Corp. of Los Angeles (formerly Chancellor Radio
 Broadcasting Co.):
 9.375% 2004                                                                 28,000     29,610
 8.125% 2007                                                                 40,500     42,120
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                                         4,500      4,770
 9.00% 2008                                                                  12,000     13,230   .40
CBS Corp. 7.15% 2005                                                         84,500     89,036   .39
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (6)                                                           45,250     32,806
 8.875% 2007                                                                 24,700     25,688   .26
Comcast Corp. 10.25% 2001                                                    12,600     13,665
Comcast Cable Communications, Inc.:
 8.125% 2004                                                                  8,000      8,942
 8.375% 2007                                                                  5,000      5,868
 8.875% 2017                                                                 15,000     19,050   .21
CSC Holdings, Inc.:
 7.25% 2008                                                                   8,000      8,360
 8.125% 2009                                                                 22,000     24,252
 9.875% 2013                                                                 11,500     12,823   .20
NTL Inc.:
 0%/12.75% 2005 (6)                                                          22,000     20,460
 Series B, 10.00% 2007                                                       10,000     10,600
 0%/9.75% 2008 (6)                                                            5,000      3,506   .15
Hearst-Argyle Television, Inc.:
 7.00% 2018                                                                  25,750     26,340
 7.50% 2027                                                                   7,500      8,075   .15
Tele-Communications, Inc. 10.125% 2001                                        5,000      5,547
TCI Communications, Inc.:
 8.00% 2005                                                                  15,000     16,994
 8.75% 2015                                                                   6,500      8,254   .14
TeleWest PLC:
 9.625% 2006                                                                  5,000      5,375
 0%/11.00% 2007 (6)                                                          20,500     18,142   .10
Century Communications Corp.:
 8.75% 2007                                                                  13,200     14,586
 0% 2008                                                                     10,000      5,350   .09
Radio One, Inc. 7.00%/12.00% 2004 (6)                                        16,500     16,871   .07
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (6)                            19,500     16,868   .07
Lenfest Communications, Inc.:
 7.625% 2008                                                                  2,000      2,100
 8.25% 2008                                                                  12,500     13,687   .07
American Media Operations, Inc. 11.625% 2004                                 13,250     13,913   .06
Falcon Holding Group, LP 8.375% 2010                                         13,000     13,520   .06
STC Broadcasting, Inc. 11.00% 2007                                           11,500     12,190   .05
TKR Cable I, Inc. 10.50% 2007                                                10,000     10,869   .05
News America Holdings Inc.:
 6.625% 2008                                                                  4,500      4,714
 7.43% 2026                                                                   5,000      5,436   .05
Adelphia Communications Corp.:
 8.125% 2003                                                                  6,500      6,663
 10.50% 2004                                                                  3,000      3,300   .04
EZ Communications, Inc. 9.75% 2005                                            7,500      8,287   .04
Ziff-Davis Inc. 8.50% 2008                                                    8,250      8,209   .04
V2 Music (Holdings) PLC 0%/14.00% 2008 (1)(6)                                14,750      8,039   .04
Sun Media Corp. 9.50% 2007                                                    7,071      7,849   .04
Newsquest Capital PLC:
 11.00% 2006                                                                  5,400      6,021
 Series B, 11.00% 2006                                                        1,200      1,338   .03
Coaxial Communications of Central Ohio, Inc.  10.00% 2006                     6,750      7,104   .03
Young Broadcasting Inc.:
 11.75% 2004                                                                  1,000      1,075
 10.125% 2005                                                                 3,750      3,937
 Series B, 8.75% 2007                                                           750        776   .03
Telemundo Holdings, Inc. 0%/11.50% 2008 (1)(6)                                8,500      4,845   .02
Multicanal Participacoes SA, Series B, 12.625% 2004                           6,475      4,759   .02
Antenna TV SA 9.00% 2007                                                      5,250      4,725   .02
Gray Communications Systems, Inc. 10.625% 2006                                3,500      3,719   .02
RBS Participacoes SA 11.00% 2007 (1)                                          6,750      2,481   .01
Continental Cablevision, Inc. 8.50% 2001                                      2,000      2,122   .01
Grupo Televisa, SA 11.875% 2006                                                 750        729   .00
                                                                                     -------- ------
                                                                                       763,149  3.37
                                                                                     -------- ------

Wireless Communications -  2.55%
NEXTEL Communications, Inc.:
 0%/9.75% 2004 (6)                                                           47,500     47,856
 0%/10.125% 2004 (6)                                                          5,000      5,025
 0%/9.75% 2007 (6)                                                           59,500     38,675
 0%/10.65% 2007 (6)                                                           8,000      5,460
 0%/9.95% 2008 (6)                                                          175,875    112,560
 0%/12.125% 2008 (6)                                                         37,450     17,367
 12.00% 2008 (1)                                                              8,500      9,520  1.04
Omnipoint Corp.:
 14.00% 2003 (1)(3)                                                          54,500     53,682
 11.625% 2006                                                                55,350     44,280
 8.531% 2006 (1)(7)                                                          14,898     13,408   .49
Comcast Cellular Corp., Series B, 9.50% 2007                                 36,500     41,975   .19
McCaw International, Ltd. 0%/13.00% 2007 (6)                                 46,850     26,295   .12
PageMart Wireless, Inc. (6):
 0%/11.25% 2008                                                              31,000     13,175
 0%/15.00% 2005                                                              13,760     12,040   .11
Clearnet Communications 0%/14.75% 2005 (6)                                   27,000     23,423   .10
Mobile Telecommunication Technologies Corp. 13.50% 2002                      19,875     22,608   .10
Comunicacion Celular SA 0%/14.125% 2005 (6)                                  31,000     20,421   .09
American Cellular Corp. 10.50% 2008 (1)                                      17,850     18,564   .08
CCPR Services, Inc. 10.00% 2007                                              18,000     18,270   .08
Esat Telecom Group PLC 0%/12.50% 2007 (6)                                    12,875      8,691   .04
Sprint Spectrum LP, Sprint Spectrum Finance Corp. 11.00% 2006                 6,000      6,997   .03
Centennial Cellular Operating Co. LLC, Centennial Finance Corp.               6,250      6,594   .03
 10.75% 2008 (1)
Price Communications Cellular Holdings, Inc. 11.25% 2008 (7)                  5,000      4,925   .02
PTC International Finance BV 0%/10.75% 2007 (6)                               5,000      3,425   .02
Crown Castle International Corp. 0%/10.625% 2007 (6)                          2,600      1,872   .01
Conecel Holdings Ltd., Series A, 16.00% 2000 (1)(3)(7)                        2,950      1,033   .00
                                                                                     -------- ------
                                                                                       578,141  2.55
                                                                                     -------- ------

Telecommunications - 1.47%
Cable & Wireless Communications PLC:
 6.625% 2005                                                                 26,500     27,304
 6.75% 2008                                                                  38,000     39,751   .30
Loral Orion Network Systems, Inc. (formerly Orion Network Systems, Inc.)     35,175     34,471   .15
 11.25% 2007
Time Warner Telecom Inc. 9.75% 2008                                          27,975     29,933   .13
Viatel, Inc. 11.25% 2008                                                     21,500     21,715   .10
Qwest Communications International Inc.:
 0%/9.47% 2007 (6)                                                           15,000     12,000
 10.875% 2007                                                                 3,084      3,558
 0%/8.29% 2008 (6)                                                            7,500      5,850   .09
SpectraSite Holdings, Inc. 0%/12.00% 2008 (1)(6)                             37,500     19,312   .08
WorldCom, Inc.:
 6.40% 2005                                                                  10,000     10,371
 8.875% 2006                                                                  7,747      8,435   .08
Dobson/Sygnet Communications Co. 12.25% 2008 (1)                             14,250     15,247   .07
TVN Entertainment Corp., Units, 14.00% 2008                                  14,750     13,275   .06
Allegiance Telecom Inc., Units, 0%/11.75% 2008 (6)                           23,500     12,690   .06
US Xchange LLC 15.00% 2008                                                   10,500     10,920   .05
Netia Holdings BV:
 0%/11.25% 2007 (6)                                                          10,500      6,589
 10.25% 2007                                                                  3,625      3,344   .04
NEXTLINK Communications, Inc.:
 9.625% 2007                                                                  4,000      3,940
 9.00% 2008                                                                   6,250      5,953   .04
ICO Global Communications, Units, 15.00% 2005                                10,000      7,850   .03
IMPSAT Corp. 12.375% 2008                                                    10,000      7,775   .03
COLT Telecom Group PLC 0%/12.00% 2006 (6)                                     7,500      6,375   .03
Sprint Capital Corp. 6.875% 2028                                              6,000      6,353   .03
Orange PLC 8.00% 2008                                                         6,000      6,255   .03
Teligent, Inc. 11.50% 2007                                                    4,500      4,275   .02
PanAmSat Corp. 6.125% 2005                                                    4,000      3,924   .02
Iridium LLC, Series A, 13.00% 2005                                            4,000      3,640   .02
CellNet Data Systems, Inc. 0%/14.00% 2007 (6)                                 9,200      2,760   .01
                                                                                     -------- ------
                                                                                       333,865  1.47
                                                                                     -------- ------

Business & Public Services - 1.35%
Integrated Health Services, Inc.:
 10.25% 2006 (7)                                                             16,900     16,731
 Series A, 9.50% 2007                                                        35,605     33,647   .38
 Series A, 9.25% 2008                                                        38,950     36,613
Columbia/HCA Healthcare Corp.:
 6.87% 2003                                                                  10,575     10,279
 7.15% 2004                                                                   6,000      5,861
 6.91% 2005                                                                  10,750     10,427
 8.85% 2007                                                                  16,770     18,125
 8.70% 2010                                                                   9,500     10,034   .24
Paracelsus Healthcare Corp. 10.00% 2006                                      30,100     25,585   .11
Safety-Kleen Services, Inc. 9.25% 2008                                       24,250     25,220   .11
Katz Media Corp., Series B, 10.50% 2007                                      18,300     20,588   .09
Tenet Healthcare Corp.:
 8.00% 2005                                                                   9,500      9,785
 8.125% 2008                                                                 10,000     10,300   .09
Allied Waste North America, Inc. 7.625% 2006 (1)                             18,750     19,359   .09
Protection One Alarm Monitoring, Inc. 13.625% 2005 (7)                       11,685     13,321   .06
Mariner Health Group, Inc. 9.50% 2006                                        12,750     12,559   .06
Cendant Corp. 7.75% 2003                                                     12,000     12,437   .06
Omega Healthcare 6.95% 2002                                                   5,000      4,861   .02
Allegiance Corp. 7.00% 2026                                                   4,000      4,200   .02
Unison HealthCare Corp.:
 0%/13.00% 1999 (1)(3)(6)(8)                                                  2,000      2,000
 13.00% 2006 (1)(3)(8)                                                        4,000        800   .01
Iron Mountain Inc. 8.75% 2009                                                 1,750      1,820   .01
                                                                                     -------- ------
                                                                                       304,552  1.35
                                                                                     -------- ------

Banking - 1.10%
Capital One Financial Corp.:
 7.25% 2003                                                                  10,000     10,235
 7.125% 2008                                                                 22,500     21,715
Capital One Bank:
 7.15% 2006                                                                  16,000     16,095
 6.70% 2008                                                                   5,000      4,850
Capital One Capital I 6.769% 2027 (1)(7)                                     13,500     11,313   .28
MBNA Corp.:
 MBNA 6.75% 2008                                                             12,500     12,418
 MBNA Capital A, Series A, 8.278% 2026                                       10,000     10,274
 MBNA Capital B, Series B, 6.019% 2027 (7)                                   32,000     26,006   .22
Dime Bancorp, Inc. 6.375% 2001                                               15,000     15,012
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027               13,950     15,080   .13
Riggs Capital Trust II:
 8.625% 2026 (1)                                                              1,500      1,527
 8.875% 2027 (1)                                                             23,000     24,226
 8.875% 2027                                                                  2,000      2,107   .12
Advanta Corp.:
 Series D, 6.60% 2000                                                         4,000      3,922
 Series D, 6.65% 2000                                                         7,500      7,373
 7.50% 2000                                                                   4,000      3,768
 6.91% 2002                                                                   5,000      4,359
 6.925% 2002                                                                  5,000      4,360   .11
Washington Mutual Capital I Subordinated Capital Income Securities           10,000     10,977   .05
 8.375% 2027
Ahmanson Capital Trust I Capital Securities, Series A, 8.36% 2026 (1)         8,000      8,967   .04
HSBC America 7.808% 2026 (1)                                                  8,000      7,688   .03
First Union Corp. 6.824%/7.574% 2026 (6)                                      5,000      5,566   .03
Bankers Trust New York Corp. 8.25% 2005                                       5,000      5,519   .02
Komercni Finance BV 9.00%/10.75% 2008 (1)(6)                                  6,000      4,800   .02
Chase Capital II, Global Floating Rate Capital Securities, Series B,          5,000      4,724   .02
 5.719% 2027 (7)
Chevy Chase Bank, FSB 9.25% 2005                                              4,000      4,040   .02
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                                  1,650      1,644   .01
                                                                                     -------- ------
                                                                                       248,565  1.10
                                                                                     -------- ------

Transportation - 0.89%
Jet Equipment Trust (1):
 Series 1994-A, Class B1, 10.91% 2006 (1)                                     6,446      7,508
 Series 1995-A, Class B, 8.64% 2015 (1)                                      13,858     15,596
 Series 1995-A, Class C, 10.69% 2015 (1)                                      5,000      6,162   .20
 Series 1995-B, 10.91% 2014 (1)                                               4,750      5,879
 Series 1995-B, Class A, 7.63% 2015 (1)                                       3,697      3,962
 Series 1995-B, Class C, 9.71% 2015 (1)                                       5,500      6,507
USAir, Inc.:
 9.625% 2001                                                                  8,204      8,503
 Enhanced Equipment Notes, Class C, 8.93% 2009                                7,431      7,836
 pass-through trust, Series 1993-A3, 10.375% 2013 (5)                        17,000     19,233   .16
Atlas Air, Inc. Pass-Through Trusts, Series 1998-1, Class A, 7.38% 2018 (    33,124     33,704   .15
Continental Airlines, Inc.:
 9.50% 2001                                                                   4,500      4,702
 pass-through certificates, Series 1996-A, 6.94% 2015 (5)                     8,587      8,957
 pass-through certificates, Series 1996-C, 9.50% 2015 (5)                    12,403     14,033   .12
Airplanes Pass Through Trust, pass-through certificates, Series 1,           14,661     15,394   .07
 Class C, 8.15% 2019
United Air Lines, Inc.:
 9.00% 2003                                                                   8,000      8,805
 pass-through certificates, Series 1996-A2, 7.87% 2019 (5)                    5,000      5,017   .06
Teekay Shipping Corp. 8.32% 2008                                             10,820     10,712   .05
Federal Express Corp., pass-through certificates, Series 1994-A310,           9,450      9,853   .04
Class A1, 7.53% 2006 (5)
Delta Air Lines, Inc., pass-through certificates, Series 1992-A2,             5,000      5,541   .03
 9.20% 2014 (5)
MC-Cuernavaca Trust 9.25% 2001 (1)(5)                                         5,001      3,001   .01
                                                                                     -------- ------
                                                                                       200,905   .89
                                                                                     -------- ------

General Retailing & Merchandising - 0.76%
Fred Meyer, Inc.:
 7.375% 2005                                                                 21,000     22,333
 7.45% 2008                                                                  19,000     20,771   .19
Boyds Collection 9.00% 2008 (1)                                              24,500     26,338   .12
Lifestyle Furnishings International Ltd. 10.875% 2006                        22,100     24,255   .11
WestPoint Stevens Inc. 7.875% 2005                                           18,000     18,495   .08
Stater Bros. Holdings Inc. 11.00% 2001                                       16,000     16,720   .07
May Department Stores Co. 8.375% 2024                                        10,000     11,493   .05
Tultex Corp.:
 10.625% 2005                                                                11,750      4,700
 9.625% 2007                                                                  7,000      2,800   .03
Randall's Food Markets, Inc. 9.375% 2007                                      6,000      6,480   .03
Philips Electronics NV 7.20% 2026                                             6,000      6,430   .03
Carr-Gottstein Foods Co. 12.00% 2005                                          5,000      5,700   .03
Salton/Maxim Housewares, Inc. 10.75% 2005 (1)                                 4,750      4,892   .02
                                                                                     -------- ------
                                                                                       171,407   .76
                                                                                     -------- ------

Real Estate - 0.75%
SocGen Real Estate Co. LLC, Series A, 7.64%/8.406% 2049 (1)(6)               47,500     43,839   .19
Security Capital Group Inc. 7.15% 2007                                       17,500     16,855
Security Capital Pacific Trust 7.20% 2013                                    15,000     14,542   .14
ProLogis Trust:
 7.05% 2006                                                                  12,000     11,755
 7.95% 2008                                                                  10,000     10,132   .10
EOP Operating LP:
 6.375% 2003                                                                  7,000      7,007
 6.625% 2005                                                                  5,250      5,254
 6.763% 2007                                                                  6,550      6,573   .08
FelCor Suites LP:
 7.375% 2004                                                                 10,000      9,539
 7.625% 2007                                                                  5,000      4,704   .06
CarrAmerica Realty Corp. 6.625% 2000                                         10,000      9,992   .04
Irvine Co. 7.46% 2006 (1)(3)                                                 10,000      9,328   .05
Spieker Properties LP:
 7.125% 2006                                                                  3,645      3,671
 7.50% 2027                                                                   5,000      4,841   .04
ERP Operating LP:
 7.95% 2002                                                                   3,750      3,925
 6.63% 2005                                                                   1,400      1,401   .02
Shopping Center Associates 6.75% 2004 (1)                                     5,000      5,012   .02
Beverly Finance Corp. 8.36% 2004 (1)                                          2,500      2,735   .01
                                                                                     -------- ------
                                                                                       171,105   .75
                                                                                     -------- ------

Energy Sources and Energy Equipment & Services - .70%
Oryx Energy Co.:
 9.50% 1999                                                                  10,000     10,245
 8.00% 2003                                                                   5,345      5,625
 8.375% 2004                                                                 12,750     13,644
 8.125% 2005                                                                  8,500      9,068   .17
Clark Refining & Marketing, Inc. 8.875% 2007                                 29,250     25,448   .11
Pioneer Natural Resources Co.:
 8.25% 2007                                                                   6,000      5,583
 7.20% 2028                                                                  26,500     18,727   .11
Petro Stopping Centers, LP 10.50% 2007                                       11,500     12,046   .05
Pogo Producing Co. 10.375% 2009 (1)                                          10,000      9,875   .04
Cross Timbers Oil Co.:
 Series B, 9.25% 2007                                                         1,000        955
 8.75% 2009                                                                   8,000      7,400   .04
OXYMAR 7.50% 2016 (1)                                                         8,000      7,740   .03
Lomak Petroleum, Inc. 8.75% 2007                                              7,000      6,650   .03
Newfield Exploration Co., Series B, 7.45% 2007                                6,000      5,924   .03
CalEnergy Co., Inc. 9.875% 2003                                               5,000      5,597   .03
USX Corp. 6.65% 2006                                                          4,500      4,500   .02
Kelley Oil & Gas Corp. 10.375% 2006                                           6,000      4,410   .02
Petrozuata Finance, Inc., Series A, 7.63% 2009 (1)                            3,000      2,380   .01
Benton Oil and Gas Co. 9.375% 2007                                            3,100      1,829   .01
                                                                                     -------- ------
                                                                                       157,646   .70
                                                                                     -------- ------

Financial Services - 0.69%
AT&T Capital Corp.:
 6.875% 2001                                                                 15,000     14,996
 6.60% 2005                                                                  25,000     23,991   .17
GS Escrow Corp.:
 6.75% 2003                                                                  15,000     14,475
 7.125% 2005 (7)                                                             23,000     22,841   .16
Newcourt Credit Group Inc., Series A, 7.125% 2003 (1)                        12,500     12,528   .06
Toyota Motor Credit Corp. 6.00% 2003                                         10,000     10,184   .05
Fleet Capital Trust 6.226% 2028 (7)                                          10,000     10,015   .04
Wilshire Financial Services Group, Inc. 13.00% 2004                          20,750      7,470   .03
Providian Financial Corp. 9.525% 2027 (1)                                     7,000      7,172   .03
Wharf Capital International, Ltd. 8.875% 2004                                 7,000      6,457   .03
Ford Capital BV 10.125% 2000                                                  5,500      5,940   .03
General Electric Capital Corp. 8.875% 2009                                    4,000      5,049   .02
DVI, Inc. 9.875% 2004                                                         5,000      4,800   .02
AMRESCO, Inc. 9.875% 2005                                                     5,000      3,950   .02
Green Tree Financial Corp. 6.50% 2002                                         2,635      2,460   .01
ContiFinancial Corp. 8.125% 2008                                              3,250      2,324   .01
AB Spintab 6.80% (undated) (1)(7)                                             1,500      1,477   .01
                                                                                     -------- ------
                                                                                       156,129   .69
                                                                                     -------- ------

Forest Products & Paper - .66%
Container Corp. of America:
 9.75% 2003                                                                  50,206     51,712
 Series A, 11.25% 2004                                                       19,500     20,621   .32
Pindo Deli Finance Mauritius Ltd.:
 10.25% 2002                                                                 11,000      5,390
 10.75% 2007                                                                 25,025     11,824   .08
Scotia Pacific Co. LLC, Timber Collateralized Notes, Class A-3,              16,000     14,407   .06
 7.71% 2028 (1)
Copamex Industrias, SA de CV, Series B, 11.375% 2004                         13,450     12,139   .05
Fort James Corp.:
 6.625% 2004                                                                  3,000      3,098
 6.875% 2007                                                                  7,750      8,130   .05
Advance Agro PCL 13.50% 2007 (1)(7)                                           8,000      6,520   .03
Paperboard Industries International Inc. 8.375% 2007                          5,500      5,362   .02
Grupo Industrial Durango, SA de CV 12.00% 2001                                6,000      5,280   .02
Norampac Inc. 9.50% 2008                                                      3,250      3,315   .02
Indah Kiat Finance Mauritius Ltd.:
 11.875% 2002                                                                   700        446   .01
 10.00% 2007                                                                  3,050      1,506
                                                                                     -------- ------
                                                                                       149,750   .66
                                                                                     -------- ------

Multi-Industry - 0.48%
Petroleos de Venezuela SA 7.40% 2016                                         34,000     28,045   .12
Hutchison Whampoa Finance Ltd., Series D, 6.988% 2037 (1)                    21,000     19,310   .09
Reliance Industries Ltd.:
 8.25% 2027 (1)                                                              10,000      8,400
 10.50% 2046                                                                  5,750      4,607
 Series B, 10.25% 2097                                                        5,000      3,675   .07
Pan Pacific Industrial Investments PLC 0% 2007 (1)                           33,500     14,522   .06
Graham Packaging Co.:
 8.75% 2008                                                                   6,975      7,045
 0%/10.75% 2009 (6)                                                           8,000      5,560   .06
Sony Corp. 6.125% 2003                                                        7,500      7,677   .03
Hermes Europe Railtel BV 11.50% 2007                                          5,000      5,500   .03
Innova, S de RL 12.875% 2007                                                  5,000      3,175   .01
Tenneco Inc. 8.075% 2002                                                      2,000      2,082   .01
                                                                                     -------- ------
                                                                                       109,598   .48
                                                                                     -------- ------

Industrial Components - 0.42%
Federal-Mogul Corp.:
 7.50% 2004                                                                   6,860      6,936
 7.375% 2006 (1)                                                             38,000     38,342
 7.75% 2006                                                                   4,000      4,065
 7.50% 2009 (1)                                                              19,000     18,770   .30
BREED Technologies, Inc. 9.25% 2008 (1)                                      29,500     19,913   .09
Tekni-Plex, Inc. 9.25% 2008                                                   8,000      8,300   .03
                                                                                     -------- ------
                                                                                        96,326   .42
                                                                                     -------- ------

Food Retailing:  Food Products & Beverages - 0.39%
Joseph E. Seagram & Sons, Inc.:
 6.625% 2005                                                                 25,500     25,999
 6.80% 2008                                                                   5,000      5,179
 7.50% 2018                                                                   7,500      7,958   .17
Home Products International, Inc. 9.625% 2008                                10,500     10,290   .05
Canandaigua Wine Co., Inc.:
 8.75% 2003                                                                   6,250      6,469
 Series C, 8.75% 2003                                                         3,250      3,356   .04
Gruma, SA de CV 7.625% 2007                                                   7,750      6,770   .03
AKI, Inc. 10.50% 2008 (1)                                                     7,000      6,580   .03
Favorite Brands International, Inc. 10.75% 2006 (1)                           6,750      5,400   .03
Sparkling Spring Water Group Ltd. 11.50% 2007                                 6,000      4,620   .02
Delta Beverage Group, Inc. 9.75% 2003                                         3,435      3,650   .02
DGS International Finance Co. BV:
 10.00% 2007 (1)                                                              1,250        772
 10.00% 2007                                                                    275        170   .00
                                                                                     -------- ------
                                                                                        87,213   .39
                                                                                     -------- ------

Leisure & Tourism - 0.30%
Mirage Resorts, Inc.:
 6.625% 2005                                                                  3,000      2,945
 6.75% 2007                                                                   5,000      4,891
 6.75% 2008                                                                   5,000      4,886   .06
Harrah's Operating Co., Inc. 7.875% 2005                                     10,750     10,857   .05
Friendly Ice Cream Corp. 10.50% 2007                                         10,115      9,154   .04
Boyd Gaming Corp. 9.25% 2003                                                  7,000      7,350   .03
Royal Caribbean Cruises Ltd. 7.00% 2007                                       7,000      7,183   .03
Aztar Corp. 11.00% 2002                                                       6,000      6,120   .03
Regal Cinemas, Inc. 9.50% 2008 (1)                                            5,000      5,050   .02
CapStar Hotel Co. 8.75% 2007                                                  4,900      4,827   .02
Carmike Cinemas, Inc. 9.375% 2009 (1)                                         4,000      4,060   .02
KSL Recreation Group, Inc. 10.25% 2007                                        1,250      1,250   .00
                                                                                     -------- ------
                                                                                        68,573   .30
                                                                                     -------- ------

Utilities: Electric & Gas - 0.26%
Israel Electric Corp. Ltd. (1):
 7.70% 2018                                                                  22,500     21,983
 8.10% 2096                                                                  10,405     10,174   .14
Tennessee Gas Pipeline Co. 7.625% 2037                                       17,750     19,858   .09
Transener SA 9.25% 2008 (1)                                                   7,500      6,112   .03
                                                                                     -------- ------
                                                                                        58,127   .26
                                                                                     -------- ------

Metals: Steel & Nonferrous - 0.23%
Doe Run Resources Corp., Series B, 11.25% 2005                               31,000     26,350   .12
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                   9,500      5,937
 7.20% 2026                                                                  16,000     10,160   .07
Kaiser Aluminum and Chemical Corp. 12.75% 2003                                8,000      7,760   .03
Inco Ltd. 9.60% 2022                                                          2,625      2,960   .01
                                                                                     -------- ------
                                                                                        53,167   .23
                                                                                     -------- ------

Electronic Components - 0.21%
Hyundai Semiconductor America, Inc. (1):
 8.25% 2004                                                                   5,650      4,774
 8.625% 2007                                                                 17,650     13,855   .08
Zilog, Inc. 9.50% 2005                                                       17,000     14,790   .07
Flextronics International Ltd. 8.75% 2007                                     9,000      9,337   .04
Advanced Micro Devices, Inc. 11.00% 2003                                      5,000      5,275   .02
                                                                                     -------- ------
                                                                                        48,031   .21
                                                                                     -------- ------

Miscellaneous Materials & Commodities - 0.21%
Anchor Glass Container Corp. 11.25% 2005                                     12,750     13,196   .06
Owens-Illinois, Inc.:
 7.85% 2004                                                                   6,000      6,303
 8.10% 2007                                                                   5,750      6,196   .06
Printpack, Inc. 10.625% 2006                                                 12,915     12,398   .05
Consumers International Inc. 10.25% 2005 (7)                                  8,750      9,209   .04
Ball Corp. 7.75% 2006 (1)                                                       500        525   .00
                                                                                     -------- ------
                                                                                        47,827   .21
                                                                                     -------- ------

Other Industries - 0.28%
J. Ray McDermott, SA 9.375% 2006                                             18,500     19,425   .08
AMF Bowling Worldwide, Inc.:
 0%/12.25% 2006 (6)                                                           6,437      3,733
 10.875% 2006                                                                17,155     13,724   .08
Ford Motor Credit Co. 5.80% 2009                                             15,000     15,052   .07
Jefferson Pilot Corp. 8.14% 2046 (1)                                          5,000      5,463   .02
Huntsman Corp. 8.33% 2007 (1)(7)                                              5,000      4,700   .02
Westinghouse Air Brake Co. 9.375% 2005                                        2,000      2,070   .01
                                                                                     -------- ------
                                                                                        64,167   .28
                                                                                     -------- ------

Collateralized Mortgage/Asset-Backed Obligations (5) (excluding those issued by by federal agencies) - 3.15%
Collateralized Mortgage Obligation Trust, Series 63, Class Z, 9.00% 2020     52,048     54,748   .24
Gramercy Place Insurance Ltd., Series 1998-A, Class C-2, 8.95% 2002 (1)      52,500     52,096   .23
Green Tree Financial Corp., pass-through certificates:
 Series 1994-A, Class NIM, 6.90% 2004                                         2,853      2,852
 Series 1995-A, Class NIM, 7.25% 2005                                         2,172      2,164
 Series 1993-2, Class B, 8.00% 2018                                          14,000     13,195
 Series 1995-4, Class B2, 7.70% 2025                                          1,900      1,629
 Series 1995-1, Class B2, 9.20% 2025                                          5,500      5,332
 Series 1995-9, Class A-5, 6.80% 2027                                         4,000      4,044
 Series 1996-2, Class B2, 7.90% 2027                                          3,500      3,170
 Series 1996-10, Class A-6, 7.30% 2028                                        3,000      3,116
 Series 1998-4, Class B2, 8.11% 2028                                          6,650      5,659
 Series 1998-3, Class B2, 8.07% 2030                                          5,000      4,242   .20
Morgan Stanley Capital I, Inc.:
 Series 1995-GAL1, Class A-2, 7.50% 2005 (1)                                  7,500      7,880
 Series 1998-WF1, Class A-1, 6.25% 2007 (7)                                  12,521     12,838
 Series 1998-WF2, Class A-1, 6.34% 2030 (7)                                   9,650      9,972   .17
 mortgage pass-through certificates, Series 1998-1, Class A-5, 6.75% 2013     8,689      8,637
Merrill Lynch Mortgage Investors, Inc.:
 Seller Manufactured Housing Contract, Series 1995-C2, Class A-1,            16,632     16,885
 7.142% 2021 (7)
 Series 1995-C3, Class A-3, 7.061% 2025 (7)                                  10,000     10,389
 Series 1998-C3, Class E, 7.176% 2030                                         7,980      6,923
 Mortgage Pass-Through Certificates, Series 1996-C2, Class A-1,               2,891      2,964   .16
 6.69% 2028 (7)
CSFB Finance Co. Ltd., Series 1995-A, 7.142% 2005 (1)(7)                     11,375     10,673
CSFB, Series 98-FL1, Class E, 6.479% 2013 (1)(7)                             10,000      9,776
CS First Boston Mortgage Securities Corp., Mortgage Pass-Through
 Certificate,1A, Series 1998-C1, Class A- 6.26% 2040                         14,429     14,790   .16
GMAC Commercial Mortgage Securities, Inc.:
 Series 1997-C1, Class A3, 6.869% 2007                                       10,659     11,344
 Series 1997-C2, Class E, 7.624% 2011                                        20,750     19,074   .13
DLJ Mortgage Acceptance Corp. (1):
 Series 1997-CF1, Class A1A, 7.40% 2006                                       6,587      6,808
 Series 1996-CF2, Class A1A, 6.86% 2021                                       4,943      5,083
DLJ Commercial Mortgage Corp., Commercial Mortgage Pass-Through Certificates,
 Series 1998-CF2, Class A-1B, 6.24% 2031                                     15,000     15,400   .12
Norwest Asset Securities Corp., Series 1998-8, Class A-1, 6.50% 2013         27,039     26,979   .12
G3 Mortgage Reinsurance (1)(7):
 Series I, Class A, 5.94% 2008                                               10,500      9,790
 Series I, Class B, 6.24% 2008                                                9,000      8,371
 Series I, Class C, 7.79% 2008                                               10,000      8,174   .12
SMA Finance Co., Inc. Commercial Morgage, Series 1998-C1, Class A1,          25,407     25,869   .11
 6.27% 2005 (1)
ComEd Transitional Funding Trust, Transitional Funding Trust Notes:
 Series 1998, Class A-5, 5.44% 2007                                          19,750     19,833
 Series 1998, Class A-6, 5.63% 2009                                           5,500      5,512   .11
First USA Credit Card Master Trust, Class A Floating Rate Asset Backed
 Certificates (1)(7):
 Series 1998-7, 5.60% 2004                                                   13,000     12,722
 Series 1998-8, 5.90% 2008                                                    4,427      4,354
 Series 1998-8, 6.274% 2010                                                   6,500      6,385   .10
MBNA Master Credit Card Trust, Series 1998-E, Class C, 6.60% 2010 (1)        22,500     22,934   .10
Commercial Mortgage Acceptance Corp., commerical mortgage pass-through certificates:
 Series 1998-C1, Class A-1, 6.23% 2007                                        6,318      6,482
 Series 1998-C2, Class A-1, 5.80% 2015                                       13,434     13,515   .09
First Union-Lehman Brothers-Bank of America Commerical Mortgage Trust,
 Commercial Mortgage Pass-Through Certificates, Series 1998-C2,              19,337     19,844   .09
 Class A1, 6.28% 2035
GS Mortgage Securities Corp. II, Mortgage Pass-Through Certificates,2030     20,000     19,206   .09
 Series 1998-C1, Class D, 7.45%
Resolution Trust Corp.:
 Series 1992-CHF, Class E, 8.25% 2020                                         3,214      3,198
 Series 1993-C1, Class D, 9.45% 2024                                          6,143      6,143
 Series 1993-C1, Class E, 9.50% 2024                                            409        409
 Series 1993-C2, Class C, 8.00% 2025                                          3,000      2,995
 Series 1993-C2, Class D, 8.50% 2025                                          2,691      2,703   .07
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A1,         14,345     14,749   .07
 6.34% 2030
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005 (1)          12,500     12,491   .06
Trinity Re, Ltd., Series 1999-A2, 9.745% 2010 (1)(7)                         12,000     11,970   .05
Chase Credit Card Master Trust:
 Series 1997-5, Class A, 6.194% 2005                                          5,585      5,749
 Series 1996-4, Class A, 5.13% 2006 (7)                                       5,100      5,059   .05
Freddie Mac Loan Receivables Trust, Series 1998-A, Class A3, 6.69% 2020 (    10,100     10,282   .05
FIRSTPLUS Home Loan Owner Trust, Series 1997-1, Class A-6, 6.95% 2015        10,000     10,106   .04
First Nationwide, Series 1999-1, 6.50%2029                                    8,960      8,964   .04
Residential Reinsurance Ltd., Series 1998-A, Class A, 9.421% 1999 (1)         7,000      7,066   .03
PNC Mortgage Securities Corp., Series 1998-10, Class 1B-1, 6.50% 2028 (1)     6,983      6,886   .03
Bear Stearns Commercial Mortgage Securities, Series 1999-C1,                 90,004      6,732   .03
 Class X, 0.583% 2031 (7)
GE Capital Mortgage Services, Inc., Series 1994-9, Class A9, 6.50% 2024       6,647      6,474   .03
First Union Commercial Mortgage Trust, Series 1999-C1, Class E,               7,000      6,219   .03
 6.974% 2035 (7)
Money Store Trust, Asset-Backed Certificates, Series 1997-D, Class AF3,       5,850      5,866   .03
 6.345% 2021
Standard Credit Card Master Trust I, credit card participation certificat     5,000      5,389   .02
 Series 1994-2A, 7.25% 2008
Chase Manhattan Bank, NA, Series 1993-I, Class 2A5, 7.25% 2024                5,314      5,327   .02
Structured Asset Securities Corp., pass-through certificates (1)(7):
 Series 1998-RF2, Class A, 8.572% 2027                                        2,720      2,918
 Series 1998-RF1, Class A, 8.694% 2027                                        2,166      2,333   .02
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1998-1,        4,833      4,911   .02
 Class A, 6.68% 2016 (1)
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1,                    4,780      4,853   .02
 Class A-1, 6.22% 2031
Metropolitan Asset Funding, Inc., Series 1998-A, Class B1, 7.728% 2014 (1     4,669      4,461   .02
UCFC Acceptance Corp., home-equity loan pass-through certificates, 2016       4,250      4,270   .02
 Series 1996-D1, Class A-4, 6.776%
Grupo Financiero Banamex Accival, SA de CV 0% 2002 (1)                        4,567      4,055   .02
Residential Funding Mortgage Securities I, Inc., Mortgage Pass-Through
 Certificates, Series 1998-S17, Class M-1, 6.75% 2028                         3,984      3,991   .02
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B1, 7.75% 2     2,553      2,624   .01
Chevy Chase Master Credit Card Trust II, Series 1996-C,                       2,000      1,981   .01
 Class A, 5.14% 2007 (7)
                                                                                     -------- ------
                                                                                       712,827  3.15
                                                                                     -------- ------

Federal Agency Obligations: Mortgage Pass-Throughs (5) - 2.19%
Government National Mortgage Assn.:
 5.50% 2028                                                                   3,035      2,897
 6.00% 2023-2028                                                             17,312     17,171
 6.125% 2022 (7)                                                              3,412      3,469
 6.50% 2028                                                                  27,749     28,062
 6.625% 2023 (7)                                                              7,052      7,154
 6.875% 2024 (7)                                                             35,473     35,928
 7.00% 2008-2027                                                             47,791     48,959
 7.00% 2024 (7)                                                               1,239      1,258
 7.375% 2022-2024 (7)                                                         4,639      4,718
 7.50% 2017-2026                                                             34,717     35,897
 8.00% 2017-2023                                                             17,973     18,781
 8.50% 2017-2027                                                             17,849     18,971
 9.00% 2008-2025                                                              6,438      6,896
 9.50% 2009-2021                                                              9,709     10,429
 10.00% 2016-2019                                                               824        896
 10.50% 2018-2019                                                                83         92
 11.00% 2015                                                                     55         61  1.07
Fannie Mae:
 5.50% 2028                                                                   9,955      9,569
 6.00% 2013-2029                                                             76,986     76,305
 6.134% 2028 (7)                                                              8,387      8,442
 6.50% 2013-2028                                                             12,274     12,430
 7.50% 2007-2028                                                             24,153     24,879
 8.00% 2009-2024                                                              6,988      7,272
 8.50% 2014-2025                                                              6,109      6,422
 9.00% 2008-2025                                                              6,119      6,504
 9.50% 2022                                                                   5,650      6,042
 10.00% 2005-2025                                                            15,300     16,422
 12.50% 2019                                                                  1,122      1,287
 13.00% 2015                                                                  2,754      3,254
 15.00% 2013                                                                  1,067      1,314   .79
Freddie Mac:
 6.00% 2013-2029                                                             56,025     55,660
 8.50% 2008-2020                                                             11,870     12,392
 9.00% 2007-2021                                                              6,674      6,999
 10.00% 2019                                                                    120        130
 11.50% 2000                                                                      6          6   .33
                                                                                     -------- ------
                                                                                       496,968  2.19
                                                                                     -------- ------

Federal Agency Obligations: Collateralized Mortgage Obligations (5) - 0.12%
Fannie Mae:
 6.50% 2024                                                                   5,421      5,351
 Series 1991-78, Class PK, 8.50% 2020                                         2,536      2,562
 Series 1996-4, Class ZA, 6.50% 2022                                          6,400      6,394
 Series 1997-28, Class C, 7.00% 2027                                          5,000      5,114   .09
Freddie Mac:
 Series 178, Class Z, 9.25% 2021                                              2,576      2,725
 Series 1673, Class SA, 5.395% 2024 (7)(9)                                    6,000      4,974   .03
                                                                                     -------- ------
                                                                                        27,120   .12
                                                                                     -------- ------

Other Federal Agency Obligations - 0.13%
Fannie Mae, Medium-Term Note, 6.75% 2028                                     30,000     29,948   .13
                                                                                     -------- ------

Governments and Governmental Authorities (excluding U.S. government) - 1.28%
Venezuela (Republic of):
 Eurobonds 5.938% 2007 (7)                                                   14,786      8,945
 9.25% 2027                                                                 115,000     66,413   .33
Argentina (Republic of):
 Series L, Eurobonds 6.188% 2005 (7)                                          1,410      1,128
 11.00% 2006                                                                 33,250     30,590
 11.375% 2017                                                                12,650     11,663   .19
Brazil (Federal Republic of):
 Debt Conversion Bond, Series L, 6.188% 2012 (7)                                750        341
 Bearer 8.00% 2014                                                           57,056     30,610   .14
United Mexican States Government Eurobonds:
 Series C, 0% 2003 (3)                                                        2,307          0
 Global, 11.375% 2016                                                         9,000      9,405
 Global, 11.50% 2026                                                         19,000     20,244
 Units, Series C, 6.201% 2019 (7)                                             1,500      1,202   .14
Philippines (Republic of):
 8.875% 2008                                                                 17,250     17,350
 9.875% 2019                                                                 10,750     11,005   .12
Korea (Republic of) 8.875% 2008                                              18,800     20,207   .09
Panama (Republic of):
 Past Due Interest Eurobonds 5.938% 2016 (7)                                    535        399
 8.875% 2027                                                                 21,500     19,350   .09
Ontario (Province of):
 7.75% 2002                                                                   2,500      2,695
 5.50% 2008                                                                  15,000     15,118   .08
Poland (Republic of), Past Due Interest Bond, Bearer 5.00% 2014 (7)          13,750     12,839   .06
Mendoza (Province of) 10.00% 2007 (1)                                         9,500      6,341   .03
Bulgaria (Republic of), Front-Loaded Interest Reduction Eurobonds             2,500      1,398   .01
 2.50% 2012 (7)
Ecuador (Republic of):
 Past Due Interest Bearer Bond 6.625% 2015 (7)                                  566        178
 Past Due Interest Discount Bond 6.625% 2025 (7)                              1,500        737   .00
Peru (Republic of):(7)
 Front-Loaded Interest Reduction Eurobonds 3.25% 2017                           250        127
 Past Due Interest Eurobonds 4.00% 2017                                       1,250        722   .00
                                                                                     -------- ------
                                                                                       289,007  1.28
                                                                                     -------- ------

Floating Rate Eurodollar Notes (undated) (7) - 0.18%
Standard Chartered Bank 5.25%                                                15,000      8,736   .04
Canadian Imperial Bank of Commerce 5.813%                                    10,000      7,700   .04
Bank of Nova Scotia 5.813%                                                   10,000      7,600   .03
Bank of Scotland 7.00%                                                        7,500      7,487   .03
BCI US Funding Trust I 8.01% (1)                                              5,000      4,851   .02
Midland Bank 5.375%                                                           5,000      3,790   .02
                                                                                     -------- ------
                                                                                        40,164   .18
                                                                                     -------- ------

U.S. Treasury Obligations - 4.24%
9.125% May 1999                                                              10,000     10,122   .04
8.75% August 2000                                                            22,500     23,850   .11
7.75% February 2001                                                          28,000     29,680   .13
8.00% May 2001                                                                7,000      7,504   .03
3.625% July 2002 (10)                                                        10,240     10,227   .05
5.75% October 2002                                                           10,000     10,375   .05
10.75% February 2003                                                         19,500     23,805   .10
7.25% May 2004                                                              162,750    182,483   .81
11.625% November 2004                                                        43,500     58,440   .26
7.50% February 2005                                                         124,860    143,082   .63
6.50% May 2005                                                               10,000     10,977   .05
10.75% August 2005                                                            9,000     11,987   .05
7.00% July 2006                                                               2,293      2,611   .01
3.375% January 2007 (10)                                                      7,246      7,047   .03
6.125% August 2007                                                            1,465      1,603   .01
5.50%  February 2008                                                         60,000     63,525   .28
10.00% May 2010                                                              18,000     22,896   .10
7.50% November 2016                                                          17,000     21,218   .09
8.875% August 2017                                                           74,775    105,795   .47
7.875% February 2021                                                         37,500     49,564   .22
7.125% February 2023                                                         65,250     80,839   .36
6.50% November 2026                                                          70,000     81,856   .36
                                                                                     -------- ------
                                                                                       959,486  4.24
                                                                                     -------- ------

                                                                                     -------- ------
TOTAL BONDS & NOTES (cost:$6,491,896,000)                                            6,423,763 28.36
                                                                                     -------- ------

Short-Term Securities

Corporate Short-Term Notes - 7.99%
Ford Motor Credit Co. 4.78%-5.20% due 2/8-4/23/99                           133,600    132,435   .59
Coca-Cola Co. 4.76%-5.10% due 2/8-4/30/99                                   115,000    114,242   .50
Associates First Capital Corp. 4.78%-5.15% due 2/18-5/6/99                  109,000    108,082   .48
BellSouth Telecommunications, Inc. 4.76%-5.12% due 2/9-4/5/99                99,000     98,538   .44
Household Finance Corp. 4.78%-5.03% due 2/1-4/26/99                          97,400     97,116   .43
Eastman Kodak Co. 4.78%-5.11% due 2/1-3/26/99                                96,700     96,358   .43
Procter & Gamble Co. 4.74%-5.02% due 2/23-4/27/99                            96,200     95,644   .42
General Electric Capital Corp. 4.79%-5.07% due 2/17-4/27/99                  91,600     90,982   .40
American Express Credit Corp. 4.78%-5.05% due 3/2-3/31/99                    90,000     89,448   .40
E.I. du Pont de Nemours and Co. 4.75%-4.77% due 4/13-4/29/99                 89,400     88,418   .39
Atlantic Richfield Co. 4.83%-5.03% due 3/1-3/16/99 (1)                       86,100     85,685   .38
International Lease Finance Corp. 4.77%-5.15% due 2/12-4/15/99               84,000     83,585   .37
A.I. Credit Corp. 4.80%-5.09% due 2/22-5/6/99                                83,000     82,356   .36
Lucent Technologies Inc. 4.83%-5.12% due 2/4-3/11/99                         77,800     77,623   .34
Johnson & Johnson 4.72%-5.03% due 2/18-6/7/99 (1)                            74,100     73,338   .32
Minnesota Mining and Manufacturing Co. 4.95%-5.13% due 2/19-3/19/99          70,000     69,704   .31
IBM Credit Corp. 4.82% due 4/8-4/9/99                                        70,000     69,345   .31
Motorola, Inc. 4.95%-5.12% due 2/2-4/1/99                                    69,000     68,626   .30
National Rural Utilities Cooperative Finance Corp. 4.75%-5.05%               67,000     66,573   .29
 due 3/12-4/23/99
AC Acquisition Holding Co. 5.00%-5.04% due 3/11-3/12/99 (1)                  48,000     47,746   .21
PACCAR Financial Corp. 4.77%-5.07% due 3/25-4/22/99                          44,000     43,632   .19
Campbell Soup Co. 4.78%-4.97% due 2/26-3/24/99                               30,200     30,016   .13
                                                                                     -------- ------
                                                                                     1,809,492  7.99
                                                                                     -------- ------

Federal Agency Short-Term Obligations - 6.92%
Freddie Mac 4.75%-5.18% due 2/2-4/8/99                                      830,375    826,686  3.65
Fannie Mae 4.72%-5.18% due 2/4-5/20/99                                      530,000    527,508  2.33
Federal Home Loan Banks 4.66%-5.00% due 2/3-5/26/99                         171,700    170,395   .75
International Bank for Reconstruction and Development 4.98% due 2/19/99      41,700     41,589   .19
                                                                                     -------- ------
                                                                                     1,566,178  6.92
                                                                                     -------- ------
TOTAL SHORT-TERM SECURITIES (cost: $3,375,721,000)                                   3,375,670 14.91
                                                                                     -------- ------
TOTAL INVESTMENT SECURITIES (cost: $20,252,658,000)                                  22,668,52100.09

Excess of payables and cash over receivables                                             19,37   .09
                                                                                     -------- ------
NET ASSETS                                                                          $22,649,15100.00
                                                                                     ======== ======
(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Non-income-producing security.
(3) Valued under procedures established by the
 Board of Directors.
(4) The fund owns 7.09% and 6.03% of the outstanding voting
 securities of Ohio Casualty and English China Clays,
 respectively, and thus is considered an affiliate as
 defined in the Investment Company Act of 1940.
(5) Pass-through securities backed by a pool of
 mortgages or other loans on which principal payments
 are periodically made. Therefore, the effective
 maturities are shorter than the stated maturities.
(6) Step bond; coupon rate will increase at a later date.
(7) Coupon rate may change periodically.
(8) Company not making interest payments; bankruptcy
 proceedings pending.
(9) Inverse floater, which is a floating-rate
 note whose interest rate moves in the opposite
 direction of prevailing interest rates.
(10) Index-linked bond whose principal amount moves
 with a government retail price index.

ADS = American Depositary Shares
ADR = American Depositary Receipts

See Notes to Financial Statements



The Income Fund of America
Financial Statements (unaudited)
-----------------------------------------             ---------   ---------
Statement of Assets and Liabilities                             (dollars in
at January 31, 1999                                              thousands)
-----------------------------------------             ---------   ---------
Assets:
Investment securities at market
 (cost: $20,252,658)                                            $22,668,529
Cash                                                                    716
Receivables for-
 Sales of investments                                  $ 57,385
 Sales of fund's shares                                  31,097
 Dividends and accrued interest                         165,129     253,611
                                                      ---------   ---------
                                                                 22,922,856
Liabilities:
Payables for-
 Purchases of investments                               239,385
 Repurchases of fund's shares                            20,447
 Management services                                      5,100
 Accrued expenses                                         8,771     273,703
                                                      ---------   ---------
Net Assets at January 31, 1999-
 Equivalent to $17.18 per share on
 1,318,252,572 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--1,600,000,000 shares)                           $22,649,153
                                                                ============


-----------------------------------------             ---------   ---------
Statement of Operations                                         (dollars in
for the six months ended January 31, 1999                        thousands)
-----------------------------------------             ---------   ---------
Investment Income:
Income:
 Dividends                                           $  235,477
 Interest                                               377,437  $  612,914
                                                      ---------
Expenses:
 Management services fee                                 31,208
 Distribution expenses                                   25,060
 Transfer agent fee                                       5,093
 Reports to shareholders                                    128
 Registration statement and
  prospectus                                              1,251
 Postage, stationery and supplies                           969
 Directors' fees                                             96
 Auditing and legal fees                                     62
 Custodian fee                                              434
 Taxes other than federal income tax                          1
 Other expenses                                              76      64,378
                                                      ---------   ---------
 Net investment income                                              548,536
                                                                  ---------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                  961,566
 Net change in unrealized appreciation on
  investments                                                      (773,904)
                                                                  ---------
  Net realized gain and change in unrealized
   appreciation on investments                                      187,662
                                                                  ---------
Net Increase in Net Assets Resulting
 From Operations                                                   $736,198
                                                                ============
-----------------------------------------             ---------   ---------
                                                                (dollars in
Statement of Changes in Net Assets (unaudited)                   thousands)
-----------------------------------------             ---------   ---------
                                                     Six Months
                                                          Ended  Year Ended
                                                    January 31,   July 31,
                                                          1999*         1998
                                                      ---------   ---------
Operations:
Net investment income                               $   548,536 $   981,936
Net realized gain on investments                        961,566   1,220,942
Net change in unrealized appreciation
 on investments                                        (773,904)    (34,156)
                                                      ---------   ---------
 Net increase in net assets
  resulting from operations                             736,198   2,168,722
                                                      ---------   ---------
Dividends and Distributions
 Paid to Shareholders:
Dividends from net investment income                   (584,238)   (922,159)
Distributions from net realized
 gain on investments                                 (1,454,557) (1,524,937)
                                                      ---------   ---------
 Total dividends and distributions                   (2,038,795) (2,447,096)
                                                      ---------   ---------
Capital Share Transactions:
Proceeds from shares sold:
 92,809,324 and 205,557,632
 shares, respectively                                 1,638,843   3,777,990
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions of
 net realized gain on investments:
 108,050,258 and 122,751,251
 shares, respectively                                 1,857,883   2,182,454
Cost of shares repurchased:
 93,963,836 and 129,064,287
 shares, respectively                                (1,657,952) (2,383,307)
                                                      ---------   ---------
 Net increase in net assets
  resulting from capital share
  transactions                                        1,838,774   3,577,137
                                                      ---------   ---------
Total Increase in Net Assets                            536,177   3,298,763

Net Assets:
Beginning of period                                  22,112,976  18,814,213
                                                      ---------   ---------
End of period (including undistributed
 net investment income: $162,753
 and $198,455, respectively)                        $22,649,153 $22,112,976
                                                    =========== ===========




See Notes to Financial Statements

The Income Fund of America

Notes to Financial Statements (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

     SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

     NON-U.S. CURRENCY TRANSLATION - Assets or liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2.   FEDERAL INCOME TAXATION

     It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of January 31, 1999, net unrealized appreciation on investments for federal income tax purposes aggregated $2,415,914,000 of which $3,352,016,000 related to appreciated securities and $936,102,000 related to depreciated securities. During the six months ended January 31, 1999, the fund realized, on a tax basis, a net capital gain of $960,084,000 on securities transactions. Net gains related to non-U.S. currency transactions of $242,000 are treated as ordinary income for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $20,252,615,000 at January 31, 1999.

3.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $31,208,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement, in effect through December 31, 1998, provided for monthly fees, accrued daily, based on an annual rate of 0.24% of the first $1 billion of average net assets; 0.20% of such assets in excess of $1 billion but not exceeding $2 billion; 0.18% of such assets in excess of $2 billion but not exceeding $3 billion; 0.165% of such assets in excess of $3 billion but not exceeding $5 billion; 0.155% of such assets in excess of $5 billion but not exceeding $8 billion; 0.15% of such assets in excess of $8 billion but not exceeding $13 billion; 0.145% of such assets in excess of $13 billion but not exceeding $21 billion; and 0.14% of such assets in excess of $21 billion; plus 2.25% of monthly gross investment income. The Board of Directors approved an amended agreement effective January 1, 1999 reducing the fee to 0.25% of the first $500 million of average net assets; 0.23% of such assets in excess of $500 million but not exceeding $1 billion; 0.21% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.19% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.17% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.16% of such assets in excess of $4 billion but not exceeding $6.5 billion; 0.15% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; 0.145% of such assets in excess of $10.5 billion but not exceeding $17 billion; 0.14% of such assets in excess of $17 billion but not exceeding $27.5 billion; and 0.135% of such assets in excess of $27.5 billion; plus 2.25% of monthly gross investment income.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended January 31, 1999, distribution expenses under the Plan were $25,060,000. As of January 31, 1999, accrued and unpaid distribution expenses were $8,055,000.

     American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $6,565,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $5,093,000.

     DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of January 31, 1999, aggregate amounts deferred and earnings thereon were $574,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

     The fund made purchases and sales of investment securities, excluding short-term securities, of $4,158,037,000 and $4,260,443,000, respectively, during the six months ended January 31, 1999.

     As of January 31, 1999, accumulated undistributed net realized gain on investments was $573,681,000 and additional paid-in capital was $18,178,600,000.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $434,000 includes $142,000 that was paid by these credits rather than in cash.

     Net realized currency gains on dividends, interest and withholding taxes reclaimable, on a book basis, were $279,000 for the six months ended January 31, 1999.

The Income Fund of America
Per-Share Data and Ratios
                                          <c
                                 Six Months
                                    Ended                    Year eJuly 31
                                 January 31,   ------- -------------------------
                                 1999 (1)          1998  1997  1996  1995  1994
                                  -------      ------- -------------------------

Net Asset Value, Beginning of Per  $18.25       $18.59 $15.89$14.92$13.59$14.47
                                  -------      ------- -------------------------
 Income from Investment Operations:
  Net investment income               .44          .85   .86   .87   .85   .83
  Net gains or losses on securities
   (both realized and unrealized)     .16         1.11  3.55  1.11  1.29  (.53)
                                  -------      ------- -------------------------
   Total from investment operatio     .60         1.96  4.41  1.98  2.14   .30
                                  -------      ------- -------------------------
 Less Distributions:
  Dividends (from net investment
   income)                           (.48)        (.82) (.90) (.83) (.75) (.83)
  Distributions (from capital gains)
                                    (1.19)       (1.48) (.81) (.18) (.06) (.35)
                                  -------      ------- -------------------------
   Total distributions              (1.67)       (2.30)(1.71)(1.01) (.81)(1.18)
                                  -------      ------- -------------------------
Net Asset Value, End of Period     $17.18       $18.25 $18.59$15.89$14.92$13.59
                                  =======      ======= =========================

Total Return (2)                     3.37%(3)    11.32%29.28%13.46%16.42% 1.98%


Ratios/Supplemental Data:
  Net assets, end of period
   (in millions)                   $22,649    $22,113 $18,814$14,459$12,290$10,537
  Ratio of expenses to average
   net assets                        .29% (3      .59%  .61%  .62%   .65%  .63%
  Ratio of net income to average
   net assets                       2.49% (3     4.75% 5.09% 5.56%  6.12% 5.92%
  Portfolio turnover rate           22.11%(3     34.68%40.92%37.77%26.26%26.42%


(1) Unaudited
(2) Excludes maximum sales charge
 of 5.75%.
(3) Based on operations for the
 period shown and, accordingly,
 not representative of a full year.


PREPARING FOR THE YEAR 2000 The fund's key service providers - Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - have updated all significant computer systems to process date-related information properly following the turn of the century. Testing of these and other systems with business partners, vendors and other service providers will continue through much of 1999. We will continue to keep you up to date in our regular publications. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

[THE AMERICAN FUNDS GROUP(R)]

THE INCOME FUND OF AMERICA(R) IS ONE OF THE 28 MUTUAL FUNDS IN THE AMERICAN FUNDS GROUP,(R) MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY. SINCE 1931, CAPITAL HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing Address: P.O. Box 7650
San Francisco, California 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of The Income Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA BDA/GRS/3963
Lit. No. IFA-013-0399